UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811-03630)

Exact name of registrant as specified in charter:	Putnam California Tax Exempt Income Fund

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: September 30 2010

Date of reporting period: June 30, 2010

Item 1. Schedule of Investments:

Putnam California Tax Exempt Income Fund

The fund's portfolio
6/30/10 (Unaudited)

Key to holding's abbreviations
ABAG -- Association Of Bay Area Governments
AGM -- Assured Guaranty Municipal Corporation
AGO -- Assured Guaranty, Ltd.
AMBAC -- AMBAC Indemnity Corporation
Cmnwlth. of PR Gtd. -- Commonwealth of Puerto Rico Guaranteed
COP -- Certificates of Participation
FGIC -- Financial Guaranty Insurance Company
G.O. Bonds -- General Obligation Bonds
NATL -- National Public Finance Guarantee Corp.
Radian Insd. -- Radian Group Insured
SGI -- Syncora Guarantee, Inc.
TAN -- Tax Anticipation Notes
U.S. Govt. Coll. -- U.S. Government Collateralized
VRDN -- Variable Rate Demand Notes

MUNICIPAL BONDS AND NOTES (98.4%)(a)
	Rating(RAT)	Principal amount	Value

California (92.0%)
ABAG Fin. Auth. for Nonprofit Corps. Rev. Bonds
(Sharp Hlth. Care), 6 1/4s, 8/1/39	A3	$20,750,000	$22,764,618
(St. Rose Hosp.), Ser. A, 6s, 5/15/29	A-	5,625,000	5,839,650
Alameda, Corridor Trans. Auth. Rev. Bonds, Ser. A
NATL, 5 1/4s, 10/1/21	A	9,500,000	9,559,090
AMBAC, zero %, 10/1/19	A3	48,270,000	28,587,908
Anaheim, COP, NATL, 6.2s, 7/16/23	A	32,000,000	32,600,960
Anaheim, Pub. Fin. Auth. Rev. Bonds (Distr. Syst.),
NATL, 5s, 10/1/29	A1	1,945,000	1,978,240
Anaheim, Pub. Fin. Auth. Lease Rev. Bonds
(Cap. Appn. Sub. Pub. Impt.), Ser. C, AGM, zero %,
9/1/30	AAA	1,290,000	354,724
(Cap. Appn. Sub. Pub. Impt.), Class C, AGM, zero %,
9/1/22	AAA	6,500,000	3,252,210
Arcadia, Unified School Dist. G.O. Bonds (Election
of 2006), Ser. A, AGM, zero %, 8/1/18	AAA	1,500,000	1,019,025
Bay Area Toll Auth. of CA Rev Bonds, Ser. F, 5s,
4/1/31 (T)	Aa2	13,600,000	14,018,468
Burbank, Pub. Fin. Auth. Rev. Bonds (West Olive
Redev.), AMBAC, 5s, 12/1/26	BBB+	3,390,000	3,275,689
CA Rev. Bonds
(Catholic Hlth. Care West), Ser. A, 6s, 7/1/39	A2	10,500,000	11,104,590
(Adventist Hlth. Syst.-West), Ser. A, 5 3/4s, 9/1/39	A	6,000,000	6,145,260
CA Edl. Fac. Auth. Rev. Bonds
(CA College of Arts), 5s, 6/1/30	Baa3	1,825,000	1,603,920
(CA Lutheran U.), 5 3/4s, 10/1/38	Baa1	5,000,000	5,098,000
(Claremont Graduate U.), Ser. A, 5 1/8s, 3/1/28	A3	1,270,000	1,301,814
(Claremont Graduate U.), Ser. A, 5s, 3/1/31	A3	2,465,000	2,452,281
(Claremont Graduate U.), Ser. A, 5s, 3/1/42	A3	5,000,000	4,845,200
(Claremont Graduate U.), Ser. A, 6s, 3/1/38	A3	1,045,000	1,099,162
(Loyola-Marymount U.), Ser. A, 5 1/8s, 10/1/40	A2	1,250,000	1,228,200
(Lutheran U.), Ser. C, 4 1/2s, 10/1/19	Baa1	2,830,000	2,781,550
(Lutheran U.), Ser. C, 5s, 10/1/24	Baa1	1,250,000	1,249,900
(Lutheran U.), Ser. C, 5s, 10/1/29	Baa1	1,500,000	1,439,025
(U. of the Pacific), 5 1/2s, 11/1/39	A2	1,250,000	1,283,825
(U. of the Pacific), 5 1/4s, 11/1/29	A2	1,265,000	1,297,713
(U. of The Pacific), 5s, 11/1/25	A2	4,000,000	4,104,840
(U. of the Pacific), 5s, 11/1/30	A2	2,500,000	2,503,300
(U. of The Pacific), 5s, 11/1/36	A2	10,735,000	10,428,194
(U. Redlands), Ser. A, 5 1/8s, 8/1/38	A3	6,430,000	6,387,112
CA Hlth. Fac. Fin. Auth. Rev. Bonds
(CA-NV Methodist), 5s, 7/1/26	A-	1,745,000	1,711,112
(Catholic Hlth. Care West), Ser. J, 5 5/8s, 7/1/32	A2	2,750,000	2,817,705
(Cedars Sinai Med. Ctr.), 5s, 8/15/39	A2	14,170,000	13,501,743
(Cedars-Sinai Med. Ctr.), 5s, 11/15/34	AAA	6,250,000	6,052,875
(Cedars-Sinai Med. Ctr.), Ser. B, NATL, 5 1/8s, 8/1/27	A2	3,000,000	3,000,150
(Kaiser Permanente), Ser. A, 5 1/4s, 4/1/39	A+	4,025,000	3,931,298
(Providence Hlth. & Svcs.), Class C, 6 1/4s, 10/1/28	Aa2	3,350,000	3,727,545
(Providence Hlth. & Svcs.), Ser. C, 6 1/2s, 10/1/38	Aa2	5,500,000	6,133,380
(Sutter Hlth.), Ser. A, 5 1/4s, 11/15/46	Aa3	10,000,000	9,623,100
(Sutter Hlth.), Ser. A, 5s, 11/15/42	Aa3	2,300,000	2,159,861
Ser. B, AMBAC, 5s, 7/1/21	A2	3,500,000	3,509,275
CA Hsg. Fin. Agcy. Rev. Bonds
(Home Mtge.), Ser. H, FGIC, 5 3/4s, 8/1/30	A	10,000	9,981
(Home Mtge.), Ser. I, 4 7/8s, 8/1/41	A	5,000,000	4,033,450
(Home Mtge.), Ser. I, 4.6s, 8/1/21	A	5,000,000	4,665,800
(Home Mtge.), Ser. K, 4 5/8s, 8/1/26	A	2,500,000	2,132,425
(Home Mtge.), Ser. L, 5.2s, 8/1/28	A	4,500,000	4,478,940
(Home Mtge.), Ser. M, 4 3/4s, 8/1/42	A	8,050,000	6,330,923
(Multi-Fam. Hsg. III), Ser. B, NATL, 5 1/2s, 8/1/39	A1	1,650,000	1,466,306
Ser. J, 5 3/4s, 8/1/47	A	4,560,000	4,474,181
CA Infrastructure & Econ. Dev. Bank Rev. Bonds
(CA Indpt. Syst. Operator), Ser. A, 6 1/4s, 2/1/39	A2	12,000,000	12,715,920
(Oakland Unified School Dist. Fin.), 5s, 8/15/22	A2	4,985,000	4,759,229
CA Muni. Fin. Auth. Certificates of Participation
(Cmnty. Hosp. of Central CA), 5 1/2s, 2/1/39	Baa2	9,000,000	8,341,920
CA Muni. Fin. Auth. COP (Cmnty. Hosp. Central CA)
5 1/4s, 2/1/46	Baa2	11,000,000	9,520,060
5 1/4s, 2/1/37	Baa2	14,650,000	13,234,664
CA Muni. Fin. Auth. Rev. Bonds
(Biola U.), 5 7/8s, 10/1/34	Baa1	6,500,000	6,773,390

(Biola U.), 5.8s, 10/1/28	Baa1	220,000	230,010
(Loma Linda U.), 5s, 4/1/28	A2	2,000,000	2,019,200
(U. Students Coop Assn.), 5s, 4/1/22	BBB-	790,000	756,109
CA Muni. Fin. Auth. Sr. Living Rev. Bonds (Pilgrim
Place Claremont), Ser. A, 6 1/8s, 5/15/39	A-	5,835,000	5,988,811
CA Poll. Control Fin. Auth. Rev. Bonds (San Jose Wtr.
Co.), 5.1s, 6/1/40	A	4,500,000	4,506,705
CA Poll. Control Fin. Auth. VRDN (Pacific Gas &
Electric Corp.)
Ser. F, 0.1s, 11/1/26	A-1+	6,400,000	6,400,000
Ser. E, 0.1s, 11/1/26	VMIG1	12,100,000	12,100,000
CA Poll. Control Fin. Auth. Solid Waste Disp. Rev.
Bonds
(Browning-Ferris), 6 3/4s, 9/1/19	BBB	4,195,000	4,212,871
(Waste Management, Inc.), Ser. A-2, 5.4s, 4/1/25	BBB	7,500,000	7,591,500
(Waste Management, Inc.), Ser. B, 5s, 7/1/27	BBB	4,500,000	4,409,190
CA State G.O. Bonds
6 1/2s, 4/1/33	A1	43,000,000	48,292,870
5 3/4s, 4/1/31	A1	40,620,000	42,722,085
5 1/2s, 3/1/26	A1	2,000,000	2,104,340
5 1/4s, 3/1/30	A1	5,000,000	5,060,050
5 1/4s, 3/1/30	A1	2,155,000	2,176,485
5 1/4s, 12/1/23	A1	10,750,000	11,167,638
5 1/8s, 3/1/25	A1	2,060,000	2,126,291
5 1/8s, 3/1/24	A1	2,435,000	2,522,904
5s, 10/1/29	A1	2,800,000	2,789,836
CA State Dept. of Wtr. Resources Rev. Bonds
AGM, 5 1/8s, 12/1/29 (Prerefunded)	AAA	115,000	122,627
(Central Valley), Ser. AE, 5s, 12/1/29	AAA	1,150,000	1,223,209
CA State Enterprise Auth. Swr. Fac. Rev. Bonds
(Anheuser-Busch), 5.3s, 9/1/47	BBB+	2,000,000	1,882,740
CA State Pub. Wks. Board Rev. Bonds
(Dept. of Dev. Svcs. - Porterville), Ser. C, 6s, 4/1/24	A2	3,615,000	3,865,375
(Dept. of Dev. Svcs. - Porterville), Ser. C, 6s, 4/1/27	A2	575,000	602,393
(Dept. of Ed. - Riverside Campus), Ser. B, 6 1/8s,
4/1/29	A2	490,000	515,480
(Dept. of Ed. - Riverside Campus), Ser. B, 6s, 4/1/24	A2	4,485,000	4,795,631
(Dept. of Ed. - Riverside Campus), Ser. B, 6s, 4/1/26	A2	2,625,000	2,765,044
(Regents U.), Ser. E, 5s, 4/1/27	Aa2	6,850,000	7,165,237
(Regents U.), Ser. E, 5s, 4/1/28	Aa2	8,290,000	8,659,237
(Regents U.), Ser. E, 5s, 4/1/29	Aa2	7,015,000	7,204,335
(Riverside Campus), Ser. B, 6s, 4/1/25	A2	1,755,000	1,862,529
(Trustees CA State U.), Ser. D, 6s, 4/1/26	Aa3	1,365,000	1,452,592
Ser. A-1, 5 1/2s, 3/1/25	A2	2,500,000	2,542,875
Ser. G-1, 5 3/4s, 10/1/30	A2	11,500,000	11,671,695
Ser. I-1, 6 1/8s, 11/1/29	A2	4,000,000	4,218,800
CA State Pub. Wks. Board Lease Rev. Bonds
Ser. A, NATL, 6 1/2s, 9/1/17	A2	28,000,000	31,186,960
(Dept. of Corrections-State Prisons), Ser. A, AMBAC,
5s, 12/1/19	A2	17,250,000	17,761,118
CA State U. Rev. Bonds (Systemwide), Ser. A, 5 3/4s,
11/1/28	Aa2	5,000,000	5,496,350
CA Statewide Cmnty. Dev. Auth. COP (The Internext
Group), 5 3/8s, 4/1/30	BBB	15,300,000	14,318,505
CA Statewide Cmnty. Dev. Auth. Rev. Bonds (Thomas
Jefferson School of Law), Ser. A, 7 1/4s, 10/1/38	BB+	2,415,000	2,443,521
CA Statewide Cmnty. Dev. Auth. 144A Rev. Bonds (Front
Porch Cmntys. & Svcs.), Ser. A, 5 1/8s, 4/1/37	BBB	9,500,000	8,479,795
CA Statewide Cmnty. Dev. Auth. Special Tax Rev. Bonds
(Citrus Garden Apt. Project - D1), 5 1/4s, 7/1/22	A	1,630,000	1,635,852
(Cmnty. Fac. Dist. No. 1-Zone 1B), zero %, 9/1/20	BB/P	1,335,000	612,698
(Cmnty. Fac. Dist. No. 1-Zone 1C), 7 1/4s, 9/1/30	BB/P	2,270,000	2,319,804
CA Statewide Cmnty., Dev. Auth. Rev. Bonds
(American Baptist Homes West), 6 1/4s, 10/1/39	BBB-	4,500,000	4,511,970
(Catholic Hlth. Care West), Ser. A, 5 1/2s, 7/1/30	A2	12,000,000	12,314,520
(Enloe Med. Ctr.), 6 1/4s, 8/15/28	A-	5,000,000	5,350,250
(Enloe Med. Ctr.), 6 1/4s, 8/15/33	A-	7,500,000	7,893,525
(Henry Mayo Newhall Memorial Hosp.), 5s, 10/1/20	A-	1,055,000	1,084,656
(Henry Mayo Newhall Memorial Hosp.), 5s, 10/1/27	A-	3,685,000	3,576,993
(Irvine LLC-UCI East Campus), 6s, 5/15/40	Baa2	11,000,000	11,196,020
(Kaiser Permanente), Ser. B, 5 1/4s, 3/1/45	A+	14,000,000	13,543,740
(Kaiser Permanente), Ser. B, 5s, 3/1/41	A+	8,890,000	8,334,197
(Sr. Living - Presbyterian Homes), 7 1/4s, 11/15/41	BBB	6,000,000	6,543,960
(Sr. Living-Presbyterian Homes), Ser. A, 4 7/8s,
11/15/36	BBB	1,000,000	860,150
(Sutter Hlth.), Ser. A, 5s, 11/15/43	Aa3	4,820,000	4,494,891
Ser. C, 5 1/4s, 8/1/31	A+	7,600,000	7,533,728
CA Statewide Fin. Auth. Tobacco Settlement Rev. Bonds,
Class B, 5 5/8s, 5/1/29	Baa3	3,055,000	2,949,908
CA Tobacco Securitization Agcy. Rev. Bonds
(Sonoma Cnty. Corp.), Ser. B, 5 1/2s, 6/1/30
(Prerefunded)	AAA/F	4,195,000	4,590,001
stepped coupon bond zero % (5.25s, 12/1/18) 6/1/21
(STP)	Baa3	10,000,000	8,879,100
Carlsbad, Unified School Dist. G.O. Bonds, FGIC, NATL,
zero %, 11/1/21	AA	2,250,000	1,269,563
Castaic Lake, Wtr. Agcy. COP (Water Syst. Impt.),
AMBAC, zero %, 8/1/27	AA	10,000,000	3,621,400
Center, Unified School Dist. G.O. Bonds (Election
of 1991), Ser. D, NATL, zero %, 8/1/23	A	5,855,000	2,720,643
Chino Basin, Desalter Auth. Rev. Bonds, Ser. A, AGO,
5s, 6/1/30	AAA	3,540,000	3,639,863
Chino Basin, Regl. Fin. Auth. Rev. Bonds, AMBAC,
5 3/4s, 8/1/22	Aa2	32,000,000	32,043,520
Chino Valley, Unified School Dist. G.O. Bonds
(Election of 2002), Ser. D, FGIC
zero %, 8/1/26	A1	4,415,000	1,680,570
zero %, 8/1/25	A1	3,945,000	1,612,203

Chula Vista, Cmnty. Fac. Dist. Special Tax Rev. Bonds
(No. 06-1 Eastlake Woods Area), 6.15s, 9/1/26	BBB/P	2,000,000	2,039,300
(No. 06-1 Eastlake Woods Area), 6.2s, 9/1/33	BBB/P	3,750,000	3,735,938
(No. 07-1 Otay Ranch Village Eleven), 5 7/8s, 9/1/34	BB+/P	2,470,000	2,230,237
(No. 07-I Otay Ranch Village Eleven), 5.1s, 9/1/26	BB+/P	360,000	318,244
Chula Vista, Indl. Dev. Rev. Bonds (San Diego Gas)
Ser. C, 5 7/8s, 2/15/34	Aa3	2,600,000	2,906,254
Ser. D, 5 7/8s, 1/1/34	Aa3	5,000,000	5,588,950
Coast, Cmnty. College Dist. G.O. Bonds, NATL
zero %, 8/1/22	Aa2	1,280,000	684,006
zero %, 8/1/21	Aa2	4,500,000	2,565,855
Commerce, Joint Pwr. Fin. Auth. Tax Alloc. Bonds
(Redev. No. 1), Ser. A, AMBAC, 5s, 8/1/26	BBB+	250,000	227,318
Commerce, Redev. Agcy. Rev. Bonds (Project 1), zero %,
8/1/21 (Prerefunded)	BBB	66,780,000	37,272,589
Compton, Unified School Dist. G.O. Bonds (Election
of 2002), Ser. D, AMBAC
zero %, 6/1/18	A2	7,295,000	5,100,445
zero %, 6/1/17	A2	7,145,000	5,301,590
Contra Costa, Home Mtge. Fin. Auth. Rev. Bonds, Ser.
G, NATL, zero %, 9/1/17 (Prerefunded)	A	35,000,000	21,339,850
Corona, Cmnty. Fac. Dist. Special Tax (No. 97-2 Eagle
Glen), Ser. 97-2, 5 3/4s, 9/1/16	BBB+/P	2,395,000	2,398,664
Delano, COP (Delano Regl. Med. Ctr.), 5.6s, 1/1/26	BBB-	20,200,000	19,313,826
Duarte, COP, Ser. A
5 1/4s, 4/1/31	A1	7,000,000	6,903,680
5 1/4s, 4/1/24	A1	7,500,000	7,510,800
El Camino, Hosp. Dist. Rev. Bonds, Ser. A, AMBAC,
6 1/4s, 8/15/17 (Prerefunded)	AAA/P	10,725,000	12,348,443
Folsom Cordova, Unified School Dist. G.O. Bonds
(School Fac. Impt. Dist. No. 1), Ser. A, NATL, zero %,
10/1/25	A+	1,505,000	617,818
Foothill/Eastern Corridor Agcy. Rev. Bonds (CA Toll
Roads)
5 3/4s, 1/15/40	Baa3	19,000,000	18,144,240
NATL, 5 3/8s, 1/15/14	A	5,000,000	5,062,000
Ser. A, 5s, 1/1/35	Baa3	2,000,000	1,818,840
Glendora, Unified School Dist. G.O. Bonds (Election
of 2005), Ser. B, AGO, zero %, 8/1/36	AAA	5,100,000	979,557
Golden State Tobacco Securitization Corp. Rev. Bonds
Ser. 03 A-1, 6 1/4s, 6/1/33 (Prerefunded)	Aaa	10,345,000	11,510,467
Ser. A, 4.55%, 6/1/22	AAA	4,085,000	4,051,503
Ser. A, AMBAC, zero %, 6/1/24	Aa3	15,500,000	6,483,495
Ser. A-1, 4 1/2s, 6/1/27	BBB	3,675,000	3,146,756
Ser. A-1, 5 1/8s, 6/1/47	BBB	10,375,000	6,659,505
Ser. A-1, 5 3/4s, 6/1/47	BBB	2,000,000	1,427,880
Ser. A-1, 5s, 6/1/33	BBB	24,340,000	18,640,788
Ser. A-4, 7.8s, 6/1/42 (Prerefunded)	Aaa	6,075,000	7,236,540
Ser. S-B, zero %, 6/1/47	BB	24,000,000	680,880
Golden West, School Fin. Auth. Rev. Bonds, Ser. A, NATL
zero %, 8/1/20	A	2,000,000	1,137,880
zero %, 2/1/20	A	2,480,000	1,451,048
Huntington Beach, Cmnty. Fac. Dist. Special Tax
(No. 2003-1 Huntington Ctr.)
5.85s, 9/1/33	BB/P	2,845,000	2,568,438
5.8s, 9/1/23	BB/P	1,000,000	976,570
Irvine Ranch, Wtr. Dist. VRDN, 0.17s, 4/1/33	VMIG1	4,600,000	4,600,000
Irvine, Impt. Board Act of 1915 G.O. Bonds (Assmt.
Dist. No. 03-19-Group 2), 5.45s, 9/2/23	BBB/P	1,000,000	1,000,660
Irvine, Impt. Board Act of 1915 Special Assmt. Bonds
(Dist. No. 00-18 Group 3), 5.55s, 9/2/26	BBB/P	1,825,000	1,799,979
(Dist. No. 00-18-Group 2), 5.6s, 9/2/22	BBB/P	5,000,000	5,019,700
(Dist. No. 04-20), 4 1/2s, 9/2/14	BB-/P	1,235,000	1,264,072
(Dist. No. 04-20), 4 5/8s, 9/2/15	BB-/P	1,290,000	1,316,316
(Dist. No. 04-20), 4 7/8s, 9/2/18	BB-/P	1,000,000	989,670
(Dist. No. 04-20), 4.3s, 9/2/12	BB-/P	1,000,000	1,022,070
(Dist. No. 04-20), 4.4s, 9/2/13	BB-/P	1,180,000	1,212,839
(Dist. No. 04-20), 4.7s, 9/2/16	BB-/P	1,350,000	1,359,248
(Dist. No. 04-20), 4.8s, 9/2/17	BB-/P	1,000,000	996,950
(Dist. No. 04-20), 5s, 9/2/19	BB-/P	1,000,000	984,790
(Dist. No. 04-20), 5s, 9/2/20	BB-/P	1,000,000	978,140
(Dist. No. 04-20), 5s, 9/2/21	BB-/P	1,000,000	973,270
(Dist. No. 04-20), 5s, 9/2/25	BB-/P	2,000,000	1,911,800
Irvine, Impt. Board Act of 1915 Ltd. Oblig. Special
Assmt. Bonds (No. 03-19 Group 4), 5s, 9/2/29	BB-/P	710,000	633,455
Las Virgenes, Unified School Dist. G.O. Bonds
Ser. A, AGM, 5s, 8/1/28	AAA	5,245,000	5,459,047
AGM, zero %, 11/1/23	AAA	1,395,000	685,154
Long Beach, Bond Fin. Auth. Rev. Bonds (Natural Gas),
Ser. A, 5 1/2s, 11/15/28	A2	5,000,000	4,966,500
Los Angeles, Cmnty. College Dist. G.O. Bonds (Election
of 2008), Ser. A, 6s, 8/1/33	Aa1	10,000,000	11,114,400
Los Angeles, Cmnty. Redev. Agcy. Fin. Auth. Rev. Bonds
(Bunker Hill), Ser. A, AGM, 5s, 12/1/27	AAA	16,000,000	16,437,760
Los Angeles, Harbor Dept. Rev. Bonds, U.S. Govt.
Coll., 7.6s, 10/1/18 (Prerefunded)	AAA	18,030,000	21,966,670
Los Angeles, Unified School Dist. G.O. Bonds, Ser. F,
5s, 7/1/29	Aa2	2,000,000	2,043,560
M-S-R Energy Auth. Rev. Bonds, Ser. A, 6 1/2s, 11/1/39	A	5,000,000	5,422,850
Metro. Wtr. Dist. Rev. Bonds (Southern CA Wtr. Wks.),
5 3/4s, 8/10/18	Aa1	20,000,000	23,488,600
Modesto, High School Dist. Stanislaus Cnty., G.O.
Bonds, Ser. A, FGIC, NATL, zero %, 8/1/24	A1	1,200,000	553,980
Murrieta Valley, Unified School Dist. G.O. Bonds, AGM,
zero %, 9/1/31	AAA	6,445,000	1,693,230
Napa Valley, Cmnty. College Dist. G.O. Bonds (Election
of 2002), Ser. C, NATL
zero %, 8/1/22	AA-	5,000	2,524
zero %, 8/1/21	AA-	8,575,000	4,604,346

Natomas, Unified School Dist. G.O. Bonds, FGIC
zero %, 8/1/29	A	4,210,000	1,301,943
zero %, 8/1/22	A	1,500,000	762,090
zero %, 8/1/21	A	1,500,000	814,785
North Natomas, Cmnty. Fac. Special Tax Bonds
Ser. B, 6 3/8s, 9/1/31	BBB-/P	6,260,000	6,265,071
(Dist. No. 4), Ser. D, 5s, 9/1/33	BBB-/P	3,845,000	3,227,685
Ser. D, 5s, 9/1/26	BBB-/P	1,745,000	1,592,068
Oakland, Joint Powers Fin. Auth. VRDN (Fruitvale
Transit Village), Ser. B, 0.21s, 7/1/33	VMIG1	1,300,000	1,300,000
Oakland, Swr. Rev. Bonds, Ser. A, AGM, 5s, 6/15/26	AAA	3,690,000	3,785,313
Oakland, Unified School Dist. Alameda Cnty., G.O.
Bonds (Election of 2006), Ser. A, 6 1/8s, 8/1/29	A1	4,000,000	4,276,600
Orange Cnty., Cmnty. Fac. Dist. Special Tax Rev. Bonds
(Ladera Ranch - No. 03-1), Ser. A, 5 1/2s, 8/15/23	BBB-/P	1,000,000	986,180
(Ladera Ranch - No. 03-1), Ser. A, 5 5/8s, 8/15/34	BBB-/P	2,750,000	2,579,390
(Ladera Ranch - No. 02-1), Ser. A, 5.55s, 8/15/33	BBB-/P	3,725,000	3,485,781
Palomar Pomerado, Hlth. G.O. Bonds (Election of 2004),
Ser. A, AGO
zero %, 8/1/27	AAA	3,395,000	1,298,621
zero %, 8/1/26	AAA	5,000,000	2,048,750
zero %, 8/1/24	AAA	5,130,000	2,404,175
Pico Rivera, Pub. Fin. Auth. Lease Rev. Bonds
5 3/4s, 9/1/39	A+	6,000,000	6,202,140
5 1/2s, 9/1/31	A+	1,000,000	1,025,950
Placentia, Redev. Auth. Tax Alloc. Rev. Bonds, Ser. B,
5 3/4s, 8/1/32	BBB+	3,000,000	2,794,620
Poway, Unified School Dist. G.O. Bonds (Election
of 2008), zero %, 8/1/29	Aa3	11,350,000	3,655,835
Poway, Unified School Dist. Cmnty. Facs. Special Tax
(Cmnty. Fac. Dist. No. 14-Del Sur), 5 1/4s, 9/1/36	B+/P	5,500,000	4,504,170
Rancho Cordova, Cmnty. Fac. Dist. Special Tax
(No. 2003-1 Sunridge Anatolia), 6.1s, 9/1/37	BBB-/P	1,485,000	1,326,669
Rancho Mirage, Joint Powers Fin. Auth. Rev. Bonds
(Eisenhower Med. Ctr.), Ser. A, 5s, 7/1/47	A3	12,000,000	10,829,280
(Eisenhower Med. Ctr.), Ser. A, 5s, 7/1/38	A3	3,500,000	3,256,190
(Eisenhower Med.), Ser. B, NATL, 4 7/8s, 7/1/22	Baa1	4,000,000	3,983,800
Redding, Elec. Syst. COP, NATL, 6.368s, 7/1/22	A	20,800,000	24,557,311
Redwood City, Redev. Agcy., TAN (Redev. Area 2-A),
AMBAC, zero %, 7/15/22	A-	3,230,000	1,579,212
Richmond, JT Pwrs. Fin. Auth. Rev. Bonds (Lease Civic
Ctr.), AGO, 5 3/4s, 8/1/29	AAA	2,000,000	2,161,220
Rio Linda, Unified School Dist. G.O. Bonds (Election
of 2006), AGM, 5s, 8/1/31	AAA	6,000,000	6,110,640
Ripon, Redev. Agcy. Tax Alloc. (Cmnty. Redev.), NATL,
4 3/4s, 11/1/36	Baa1	1,590,000	1,345,045
Riverside Cnty., Pub. Fin. Auth. COP, 5.8s, 5/15/29	BB+	4,250,000	3,708,040
Rohnert Pk., Cmnty. Dev. Agcy. Tax Alloc. Bonds
(Rohnert Redev.), NATL, zero %, 8/1/25	A	1,340,000	579,563
Roseville, Natural Gas Fin. Auth. Rev. Bonds
5s, 2/15/25	A2	2,000,000	1,939,400
5s, 2/15/21	A2	1,145,000	1,144,943
5s, 2/15/15	A2	2,435,000	2,574,233
Sacramento City Fin. Auth. TAN, Ser. A, FGIC, NATL,
zero %, 12/1/23	A	15,815,000	6,764,550
Sacramento Cnty., Arpt. Syst. Rev. Bonds, Ser. A, AGM
5s, 7/1/28	AAA	1,500,000	1,562,100
5s, 7/1/26	AAA	5,000,000	5,258,600
5s, 7/1/25	AAA	3,990,000	4,221,300
Sacramento, Special Tax Rev. Bonds (North Natomas
Cmnty. Fac.)
Ser. 01-03, 6s, 9/1/28	BBB/P	1,500,000	1,503,990
5.7s, 9/1/23	BBB-/P	4,905,000	4,868,752
Sacramento, City Fin. Auth. Tax Alloc. Bonds
Ser. A, FGIC, NATL, zero %, 12/1/22	A	7,500,000	3,469,725
(Cap. Appn.), Ser. A, FGIC, NATL, zero %, 12/1/19	A	5,000,000	2,874,650
Sacramento, Muni. Util. Dist. Elec. Rev. Bonds, Ser.
K, AMBAC, 5 1/4s, 7/1/24	A1	11,500,000	12,620,904
Sacramento, Muni. Util. Dist. Fin. Auth. Rev. Bonds
(Cosumnes), NATL, 5s, 7/1/19	A	1,070,000	1,100,056
San Bernardino, Cmnty. College Dist. G.O. Bonds
(Election of 2002), Ser. A, 6 1/4s, 8/1/33	Aa2	1,000,000	1,118,000
San Diego, Pub. Fac. Fin. Auth. Rev. Bonds
(Southcrest), Ser. B, Radian Insd., 5 1/8s, 10/1/22	Baa2	1,000,000	943,020
Ser. A, 5 1/4s, 3/1/25	A2	6,065,000	6,262,234
Ser. A, 5 1/4s, 3/1/40	A2	1,000,000	979,320
Ser. A, 5 1/4s, 9/1/35	A2	1,500,000	1,471,155
Ser. A, 5s, 9/1/26	A2	6,265,000	6,274,460
San Diego, Pub. Fac. Fin. Auth. Swr. Rev. Bonds, Ser. A
5 1/4s, 5/15/29	Aa3	1,245,000	1,328,838
5 1/8s, 5/15/29	Aa3	7,885,000	8,300,224
San Diego, Redev. Agcy. Rev. Bonds (Centre City),
Ser. A, SGI, 5 1/4s, 9/1/15	A2	3,215,000	3,407,579
San Diego, Redev. Agcy. Tax Alloc. (Centre City),
Ser. A, SGI, 5s, 9/1/22	A2	4,665,000	4,656,276
San Francisco, City & Cnty. Arpt. Comm. Rev. Bonds
(Intl. Arpt.), Ser. 34D, AGO, 5 1/4s, 5/1/25	AAA	2,250,000	2,423,025
San Francisco, City & Cnty. Redev. Fin. Auth. Tax
Alloc. Bonds (Mission Bay South), Ser. D, 6 5/8s,
8/1/39	BBB	1,250,000	1,319,163
San Joaquin Hills, Trans. Corridor Agcy. Rev. Bonds
Ser. A, NATL, 5 3/8s, 1/15/29	A	3,000,000	2,711,220
(Toll Road), Ser. A, 5s, 1/1/33	Ba2	34,125,000	27,979,429
(Toll Road), Ser. A, NATL, zero %, 1/15/32	A	25,000,000	4,479,000
Ser. A, NATL, zero %, 1/15/26	A	48,135,000	14,221,003
(Toll Road), Ser. A, NATL, zero %, 1/15/23	A	21,625,000	8,475,486
San Jose, Redev. Agcy. Tax Alloc. Bonds (Merged Area
Redev.), Ser. B, Radian Insd., 5s, 8/1/32	A2	3,935,000	3,628,464
San Jose, Redev. Agcy. Tax Alloc. Rev. Bonds, Ser. B,

6 1/4s, 8/1/20	A2	5,025,000	5,549,962
San Juan, Basin Auth. Rev. Bonds (Ground Wtr. Recvy.),
AMBAC, 5s, 12/1/34	A/P	1,000,000	890,210
San Marcos, Pub. Fac. Auth. Rev. Bonds
5.8s, 9/1/27	Baa3	2,995,000	2,994,850
5.8s, 9/1/18	Baa3	1,635,000	1,638,483
5 1/2s, 9/1/10	Baa3	395,000	395,972
San Mateo Cnty., Cmnty. College G.O. Bonds (Election
of 2005), Ser. A, NATL, zero %, 9/1/26	Aa1	4,000,000	1,662,480
Santa Barbara Cnty., Waterfront COP, AMBAC, 5s, 10/1/27	A3	4,590,000	4,642,923
Santaluz, Cmnty. Facs. Dist. No. 2 Special Tax Rev.
Bonds
(Impt. Area No. 1), Ser. B, 6 3/8s, 9/1/30	BBB/P	11,815,000	11,819,725
(Impt. Area No. 3), Ser. B, 6.2s, 9/1/30	BBB-/P	500,000	499,940
(Impt. Area No. 3), Ser. B, 6.1s, 9/1/21	BBB-/P	500,000	500,295
Saugus, Unified School Dist. G.O. Bonds, FGIC, NATL,
zero %, 8/1/24	A1	1,210,000	569,015
Semitropic, Impt. Dist. Wtr. Storage Rev. Bonds,
Ser. A, SGI, 5 1/8s, 12/1/35	AA	3,000,000	3,051,240
Sierra View, Hlth. Care Dist. Rev. Bonds
5 1/4s, 7/1/37	A/F	4,500,000	4,436,100
5 1/4s, 7/1/32	A/F	1,000,000	993,540
Solano, Cmnty. College Dist. G.O. Bonds (Election
of 2002), Ser. B, FGIC, NATL, zero %, 8/1/25	Aa3	9,020,000	3,861,732
Southern CA Pub. Pwr. Auth. Rev. Bonds
(Natural Gas No. 1), Ser. A, 5 1/4s, 11/1/24	A	2,850,000	2,835,608
(Natural Gas), Ser. A, 5 1/4s, 11/1/21	A	1,500,000	1,512,630
Stockton, Redev. Agcy. Rev. Bonds (Stockton Events
Ctr.), FGIC, NATL, 5s, 9/1/28	A	1,500,000	1,506,600
Sunnyvale, Cmnty. Fac. Dist. Special Tax Rev. Bonds,
7.65s, 8/1/21	B+/P	5,105,000	5,125,776
Sweetwater, High School COP, AGM, 5s, 9/1/27	AAA	7,840,000	8,058,266
Thousand Oaks, Cmnty. Fac. Dist. Special Tax Rev.
Bonds (Marketplace 94-1)
6 7/8s, 9/1/24	B/P	5,000,000	5,106,950
zero %, 9/1/14	B+/P	2,245,000	1,628,972
Tobacco Securitization Auth. of Southern CA Rev. Bonds
Ser. A, 5 5/8s, 6/1/43 (Prerefunded)	Aaa	5,000,000	5,482,650
Class A1-SNR, 5 1/8s, 6/1/46	BBB	5,000,000	3,217,450
Ser. A1-SNR, 5s, 6/1/37	BBB	2,000,000	1,502,700
Torrance Memorial Med. Ctr. Rev. Bonds, Ser. A
6s, 6/1/22	A1	1,500,000	1,553,235
5 1/2s, 6/1/31	A1	2,000,000	2,020,360
Tracy, Operational Partnership, Joint Powers Auth.
Lease Rev. Bonds, AGO
6 3/8s, 10/1/38	AAA	2,200,000	2,430,098
6 1/4s, 10/1/33	AAA	3,000,000	3,284,250
Tuolumne Wind Project Auth. Rev. Bonds (Tuolumne Co.),
Ser. A, 5 7/8s, 1/1/29	A1	6,000,000	6,598,800
Turlock, Dist. Ser. A, 5s, 1/1/40	A1	8,000,000	8,096,400
Ventura Cnty., Certificates of Participation (Pub.
Fin. Auth. III)
5 3/4s, 8/15/29	AA	1,500,000	1,609,785
5 3/4s, 8/15/28	AA	1,745,000	1,882,087
Vernon, Elec. Syst. Rev. Bonds, Ser. A, 5 1/8s, 8/1/21	A3	14,000,000	14,730,520
West Contra Costa, Unified School Dist. G.O. Bonds,
FGIC, NATL
zero %, 8/1/19	A	6,985,000	4,471,098
zero %, 8/1/18	A	7,010,000	4,822,319
West Kern, Cmnty. Coll. Dist. G.O. Bonds (Election
of 2004), Ser. B, SGI, zero %, 11/1/24	A+	2,395,000	1,054,734
			1,541,485,134

Puerto Rico (6.4%)
Children's Trust Fund Tobacco Settlement Rev. Bonds
(Asset Backed Bonds), 5 5/8s, 5/15/43	BBB	4,000,000	3,507,560
Cmnwlth. of PR, G.O. Bonds
Ser. C, 6s, 7/1/39	A3	3,770,000	3,984,287
Ser. A, 5 1/4s, 7/1/34	A3	2,750,000	2,702,122
Cmnwlth. of PR, Aqueduct & Swr. Auth. Rev. Bonds,
Ser. A
6s, 7/1/44	Baa1	14,000,000	14,631,260
6s, 7/1/38	Baa1	7,350,000	7,735,140
Cmnwlth. of PR, Hwy. & Trans. Auth. Rev. Bonds
Ser. AA, 5s, 7/1/28	A2	1,200,000	1,199,988
Ser. K, 5s, 7/1/13	A3	2,250,000	2,382,233
Cmnwlth. of PR, Indl. Tourist Edl. Med. & Env. Control
Facs. Rev. Bonds (Cogen. Fac.-AES), 6 5/8s, 6/1/26	Baa3	14,800,000	14,926,243
Cmnwlth. of PR, Infrastructure Fin. Auth. Special Tax,
Ser. B, 5s, 7/1/31	A3	5,000,000	4,891,850
Cmnwlth. of PR, Muni. Fin. Agcy. Rev. Bonds, Ser. A,
AGM
5 1/4s, 8/1/20	AAA	2,000,000	2,090,000
5 1/4s, 8/1/18	AAA	2,855,000	2,988,157
Cmnwlth. of PR, Pub. Bldg. Auth. Rev. Bonds (Govt.
Fac.)
Ser. P, Cmnwlth. of PR Gtd., 6 1/8s, 7/1/23	A3	5,500,000	6,047,910
Ser. N, Cmnwlth. of PR Gtd., 5 1/2s, 7/1/25	A3	3,500,000	3,627,120
Cmnwlth. of PR, Sales Tax Fin. Corp. Rev. Bonds
Ser. A, 6s, 8/1/42	A1	19,500,000	20,717,190
Ser. C, 5 1/4s, 8/1/41	A1	6,250,000	6,155,563
U. of PR Rev. Bonds
Ser. P, 5s, 6/1/26 (Puerto Rico)	Baa1	5,000,000	4,951,100
Ser. Q, 5s, 6/1/25 (Puerto Rico)	Baa1	5,000,000	4,984,150
			107,521,873

TOTAL INVESTMENTS

Total investments (cost $1,607,283,609)(b)	$1,649,007,007

Notes to the fund's portfolio

Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from October 1, 2009 through June 30, 2010 (the reporting period).

(a) Percentages indicated are based on net assets of $1,676,288,690.

(RAT) The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Putnam are indicated by "/P." Securities rated by Fitch are indicated by "/F." The rating of an insured security represents what is believed to be the most recent rating of the insurer's claims-paying ability available at the close of the reporting period and does not reflect any subsequent changes. Security ratings are defined in the Statement of Additional Information.

(b) The aggregate identified cost on a tax basis is $1,609,309,073, resulting in gross unrealized appreciation and depreciation of $79,507,216 and $39,809,282, respectively, or net unrealized appreciation of $39,697,934.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The rates shown on VRDN are the current interest rates at the close of the reporting period.

The dates shown on debt obligations are the original maturity dates.

The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):

Healthcare	17.30%
State Government	16.4
Utilities	14.1
Local Government	10.5

The fund had the following insurance concentration greater than 10% at the close of the reporting period (as a percentage of net assets):

NATL	12.70%

Security valuation: Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2. Certain investments, including certain restricted and illiquid securities and derivatives are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Tender option bond transactions: The fund may participate in transactions whereby a fixed-rate bond is transferred to a tender option bond trust (TOB trust) sponsored by a broker. The TOB trust funds the purchase of the fixed rate bonds by issuing floating-rate bonds issued to third parties and allowing the fund to retain the residual interest in the TOB trust’s assets and cash flows, which are in the form of inverse floating rate bonds. The inverse floating rate bonds held by the fund give the fund the right to (1) cause the holders of the floating rate bonds to tender their notes at par, and (2) to have the fixed-rate bond held by the TOB trust transferred to the fund, causing the TOB trust to collapse. The fund accounts for the transfer of the fixed-rate bond to the TOB trust as a secured borrowing by including the fixed-rate bond in The fund’s portfolio and including the floating rate bond as a liability in the Statement of assets and liabilities.

At the close of the reporting period, the fund’s investments with a value of $14,018,468 were held by the TOB trust and served as collateral for $6,805,640 in floating-rate bonds outstanding. During the reporting period, the fund incurred interest expense of $12,186 for these investments based on an average interest rate of 0.24%.

Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

	Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Municipal bonds and notes	--	1,649,007,007	--

Totals by level	$--	$1,649,007,007	$--

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam California Tax Exempt Income Fund

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: August 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer
Date: August 27, 2010

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: August 27, 2010